Employee Benefit Plans - Additional Information (Detail)	1 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Nov. 30, 2011 USD ($)	Nov. 30, 2011 GBP (£)	Mar. 31, 2012 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 25, 2010 USD ($)	Dec. 26, 2009	Dec. 29, 2012 Performance Based Stock Incentive Program	Dec. 29, 2012 United Kingdom Government Securities	Dec. 29, 2012 Maximum employee's contribution that employer will match at 50%.	Dec. 25, 2010 Stock Option Exchange Program USD ($)	Dec. 29, 2007 2007 Long-Term Incentive Plan	Dec. 29, 2007 2007 Long-Term Incentive Plan Minimum	Dec. 29, 2007 2007 Long-Term Incentive Plan Maximum	Dec. 29, 2012 Restricted Stock USD ($)	Dec. 29, 2012 Share Granted To Directors As Compensation	Dec. 29, 2012 Performance Stock Units Performance Based Stock Incentive Program	Dec. 29, 2012 Performance Cash Performance Based Stock Incentive Program USD ($)	Dec. 29, 2012 Incentive Cash Long Term Incentive Cash Plan USD ($)	Dec. 29, 2012 Worldwide Defined Contribution Plans USD ($)	Dec. 31, 2011 Worldwide Defined Contribution Plans USD ($)	Dec. 25, 2010 Worldwide Defined Contribution Plans USD ($)	Dec. 29, 2012 Contribution For European Employees USD ($)	Dec. 31, 2011 Contribution For European Employees USD ($)	Dec. 25, 2010 Contribution For European Employees USD ($)
Employee Benefit Plans [Line Items]
Stock option grants, exercise price, minimum percentage on fair market value														100.00%
Award vesting period													3 years		1 year	5 years	3 years				3 years
Stock options expiration period																10 years
Fair value of exchanged shares (per share)													$ 2.97
Option exchange, exercise price of new options						$ 5.25							$ 5.13
Number of eligible options for exchange													3,800,000
Number of new options issued in exchange of old options													1,400,000
Weighted average grant date fair values of options granted						$ 1.86	$ 2.25	$ 3.89
Risk-free interest rate						0.94%	1.97%	2.32%
Expected life, years						4 years 6 months	4 years 6 months	4 years 6 months
Dividend yield						0.00%	0.00%	0.00%
Expected volatility rate, minimum						72.00%	67.00%	64.00%
Expected volatility rate, maximum						74.00%	77.00%	73.00%
Anticipated rate of forfeitures against actual						5.00%
Intrinsic value of options exercised						$ 4,000,000	$ 3,800,000	$ 11,900,000
Stock-based compensation expense not yet recognized relating to non-vested awards						3,400,000											10,100,000
Stock-based compensation expense relating to non-vested stock option awards, weighted-average recognition period, years						1 year 3 months
Number of unvested stock option shares						3,100,000
Number of stock option shares estimated to vest						3,000,000
Percentage of stock option shares expected to vest						97.00%
Number of exercisable shares						9,400,000	10,800,000
Shares granted in period						4,018,253	2,890,943	173,387									4,000,000	336,000	2,100,000
Number of shares per grant awarded																	500,000
Stock-based compensation expense relating to non-vested awards, weighted-average recognition period, years																	2 years
Nonvested shares						5,459,900	2,612,876	496,059	1,318,162								5,500,000
Unvested shares																	5,000,000
Grant date fair value of shares vested																	2,400,000
Shares earned and to be subject to the vesting requirements						695,751	594,876	741,007		1,000,000
Cash granted																				15,000,000	6,000,000
Cash earned																				5,600,000
Cash forfeited																				9,400,000
Cash outstanding																					5,500,000
Employee's contribution that employer will match at 50%												4.00%
Company matching						50.00%
Compensation expense relating to retirement savings plans																						7,300,000	7,200,000	80,200
Nonparticipating annuity premiums																									5,000,000	5,000,000	4,700,000
Proceeds from legal settlement	50,000,000	32,200,000	8,800,000	5,500,000
Pension plan, company contribution	58,000,000	37,700,000				58,987,000	5,293,000
Settlement agreement date						2012-01-06
Recovery of purchase price					68,000,000	68,314,000
Expenses incurred in prior periods						5,200,000
Recovery of purchase price, net amount						63,100,000
Deferred (loss) gain included in OCI						$ 3,900,000	$ 1,000,000
Incremental return on UK government securities											4.00%
Percentage of allowance expense on assets						0.50%